UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 4906
Dreyfus Premier State Municipal Bond Fund

(Exact name of registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of principal executive offices) (Zip code)
Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

(Name and address of agent for service)
Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end: 4/30
Date of reporting period: July 1, 2003-June 30, 2004

Item 1. Proxy Voting Record
Dreyfus Premier State Municipal Bond Fund
Connecticut Series
Florida Series
Maryland Series
Massachusetts Series
Michigan Series
Minnesota Series
North Carolina Series
Ohio Series
Pennsylvania Series
Texas Series
Virginia Series

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier State Municipal Bond Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 5, 2004